Common Stock - Additional Information (Details)		12 Months Ended
	Jul. 02, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 07, 2018 $ / shares	May 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		71,139,402	57,281,861
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common stock vote per share | Vote		1
Share-based compensation arrangement by share-based payment award, options, exercises in period		156,300
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares		$ 4.93
Proceeds from stock options exercised | $		$ 3,000	$ 1,264,000	$ 315,000
Proceeds from stock options exercised with shares issued subsequent to year end | $		$ 64,000	$ 428,000
Exercise of stock options (note 17) (in shares)		156,300
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.001	$ 0.001		$ 0.001
- Proceeds from issuance of common stock, net of share issuance costs | $		$ 85,304,000	$ 1,264,000	$ 315,000
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	11,800,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 7.35
- Proceeds from issuance of common stock, net of share issuance costs | $	$ 85,299
Net proceeds, after deducting offering expenses | $	$ 1,431,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, forfeited		51,500		14,800
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.001
Range Of Exercise Prices Dollars 2.37 | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period		1,219	31,000	101,600
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares		$ 2.37	$ 2.37	$ 2.37
Exercise of stock options (note 17) (in shares)		1,219	31,000	101,600
Range Of Exercise Prices Dollars 4.98 | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period		107,822	239,100	18,400
Share-based compensation arrangements by share-based payment award, options, exercises in period, weighted average exercise price | $ / shares		$ 4.98	$ 4.98	$ 4.98
Exercise of stock options (note 17) (in shares)		107,822	239,100	18,400
Cashless excisable. | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period		156,300
Exercise of stock options (note 17) (in shares)		156,300